Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The components of the income tax provision are as follows:

	Year Ended December 31,
	2011 - Restated	2010 - Restated
Current:
Federal	$-	$-
State	-	-
Total current	-	-
Deferred:
Federal	(1,935,400)	(258,694)
State	(536,230)	(73,710)
Total deferred	(2,471,630)	(332,404)
	$(2,471,630)	$(332,404)

Effective Income Tax Rate Reconciliation

The reconciliation of income tax attributable to operations computed at the U.S. Federal statutory income tax rate of 35% for 2011 and for 2010 to income tax expense is as follows:

	Year Ended December 31,
	2011 - Restated	2010 - Restated

Statutory Federal tax rate	-35.0%	-35.0%
Increase (decrease) in tax rate resulting from:
Statutory rate change and other	3.3%	-0.3%
U.S. state taxes, net of federal benefit	-5.3%	-5.3%
Nondeductible meals & entertainment expense	-0.1%	1.0%
Effective tax rate	-37.1%	-39.6%

Deferred Tax Assets and Liabilities

Deferred tax components are as follows:

	At December 31,
	2011 - Restated	2010 - Restated

Deferred tax assets:
Accrued liability for vacation	$300,170	$30,773
Net Operating Loss	2,518,607	716,894
Stock Compensation Expense	622,568	66,826
Total deferred tax assets	3,441,345	814,493
Valuation allowance	-
Net deferred tax assets	3,441,345	814,493

Deferred tax liabilities:
Depreciation	(817,402)	(592,531)
481(a) Adjustment - Cash To Accrual	(139,296)	(208,945)
Total deferred tax liabilities	(956,698)	(801,476)
Net deferred tax assets	$2,484,647	$13,017